Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 989	$ 1,348
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	357	586
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	381	410
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	251	352
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	112	130
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16	43
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	64	65
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	32	22
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	877	1,218
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	341	543
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	317	345
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 219	$ 330